CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,511,000)	$ (933,000)	$ (4,859,000)	$ (1,827,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,000	6,000	51,000	25,000
Amortization of right-of-use assets	128,000	120,000	488,000	68,000
Increase in net parent investment for corporate overhead	153,000	60,000	670,000	330,000
Changes in operating assets and liabilities
Accounts receivable	306,000	225,000	(395,000)	245,000
Prepaid expenses and other current assets	(95,000)	1,019,000	1,116,000	(1,708,000)
Inventory	134,000	(1,321,000)	(1,349,000)	(914,000)
Other noncurrent assets			20,000	(270,000)
Accounts payable	(81,000)	91,000	508,000	(409,000)
Accrued expenses and other current liabilities			1,382,000	(64,000)
Lease, warranty and other non-current liabilities	(119,000)	16,000	(301,000)	183,000
Other current liabilities	395,000	23,000
Net cash used in operating activities	(668,000)	(694,000)	(2,669,000)	(4,341,000)
Cash flows from investing activities:
Purchase of property and equipment	(7,000)	(75,000)	(263,000)	(18,000)
Net cash used in investing activities	(7,000)	(75,000)	(263,000)	(18,000)
Cash flows from financing activities:
Proceeds from investment from parent	577,000	950,000	2,863,000	4,213,000
Related party advances	24,000		52,000
Net cash provided by financing activities	601,000	950,000	2,915,000	4,213,000
Net decrease in cash and cash equivalents	(74,000)	181,000	(17,000)	(146,000)
Cash and cash equivalents at beginning of period	95,000	112,000	112,000	258,000
Cash and cash equivalents at end of period	$ 21,000	$ 293,000	95,000	112,000
Non-cash investing and financing activities
Recognition of new operating lease right-of-use assets and lease liabilities			1,905,000
Acquisition of assets, net of liabilities assumed			214,000
Conversion of principal and accrued interest on promissory note			$ 110,000